ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable, net, consists of the following:

	As of December 31,
	2016	2017

Accounts receivable, gross	$13,596	$15,571

Less: Allowance for doubtful accounts	(3,815)	(4,591)

Accounts receivable, net	$9,781	$10,980

Schedule of Allowance for Doubtful Accounts
Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2015	$4,458	(2,661)	-	(70)	1,727
2016	1,727	2,248	-	(160)	3,815
2017	3,815	1,403	(883)	256	4,591